Fair Value Measurement - Textuals (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative and Financial Instruments [Abstract]
Obligations to return cash collateral	$ 4,000,000	$ 0
Rights to reclaim cash collateral	$ 12,000,000	$ 10,000,000